Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST /MA/
Prospectus Date	rr_ProspectusDate	May 01, 2014
Class II Shares | Pioneer Equity Income VCT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER EQUITY INCOME VCT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. YOUR COSTS WOULD BE HIGHER IF FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION WERE INCLUDED. Please consult your insurance company's separate account prospectus or disclosure document for more information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 22% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights" section, which do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio's total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	NUMBER OF YEARS YOU OWN YOUR SHARES (WITH REDEMPTION)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NUMBER OF YEARS YOU OWN YOUR SHARES (WITHOUT REDEMPTION)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks. The portfolio may invest in initial public offerings of equity securities.

The portfolio may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers, including depositary receipts. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The portfolio may invest up to 20% of its net assets in REITs.

The portfolio also may invest in investment grade and below investment grade debt securities (known as "junk bonds").

The portfolio may, but is not required to, use derivatives, such as stock index futures and options. The portfolio may use derivatives for a variety of purposes, including; in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio may also hold cash or other short-term investments.

		The portfolio's investment adviser uses a value approach to select the portfolio's investments to buy and sell. The adviser seeks securities that are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style, which focuses on specific securities rather than on industries. The adviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objectives.

MARKET RISK. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security or derivative position.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

RISKS OF INVESTMENTS IN REITS. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

MARKET SEGMENT RISK. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

DERIVATIVES RISK. Using stock index futures and options and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the portfolio also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the portfolio. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Information about the companies may be available for very limited periods. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the portfolio will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

EXPENSE RISK. Your actual costs of investing in the portfolio may be higher than the expenses shown in "Annual portfolio operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

		An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE PORTFOLIO'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.

The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on September 14, 1999 is the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.

The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

		The portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS II SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 13.13% (07/01/2009 TO 09/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -20.90% (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2013)
Class II Shares | Pioneer Equity Income VCT Portfolio | CLASS II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1	rr_ExpenseExampleYear01	$ 101
3	rr_ExpenseExampleYear03	315
5	rr_ExpenseExampleYear05	547
10	rr_ExpenseExampleYear10	1,213
1	rr_ExpenseExampleNoRedemptionYear01	101
3	rr_ExpenseExampleNoRedemptionYear03	315
5	rr_ExpenseExampleNoRedemptionYear05	547
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
2004	rr_AnnualReturn2004	16.04%
2005	rr_AnnualReturn2005	5.52%
2006	rr_AnnualReturn2006	22.12%
2007	rr_AnnualReturn2007	0.54%
2008	rr_AnnualReturn2008	(30.48%)
2009	rr_AnnualReturn2009	13.89%
2010	rr_AnnualReturn2010	19.23%
2011	rr_AnnualReturn2011	5.77%
2012	rr_AnnualReturn2012	9.97%
2013	rr_AnnualReturn2013	28.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
1 YEAR	rr_AverageAnnualReturnYear01	28.83%
5 YEARS	rr_AverageAnnualReturnYear05	15.27%
10 YEARS	rr_AverageAnnualReturnYear10	7.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.41%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1995
Class II Shares | Pioneer Equity Income VCT Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	32.53%
5 YEARS	rr_AverageAnnualReturnYear05	16.67%
10 YEARS	rr_AverageAnnualReturnYear10	7.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.09%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1995

[1]	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights" section, which do not include acquired fund fees and expenses.
[2]	Plus Acquired Fund Fees and Expenses